Selected Operating Expenses and Additional Information - Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector (Detail)	Dec. 31, 2014 Employees	Dec. 31, 2013 Employees		Dec. 31, 2012 Employees
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	14,072	13,225		10,636
Customer Support [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	3,289	2,949		2,538
SG&A [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	1,240	1,098		869
Industrial Engineering [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)		785	[1]	637	[1]
Manufacturing & Logistics [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	3,846	3,658		2,856
R&D [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	5,697	4,735		3,736
Temporary FTEs [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	2,754	2,865		2,139
Payroll FTEs [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	11,318	10,360		8,497

[1]	As of January 1, 2014, our industrial engineering department has been incorporated into R&D